Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	May 15, 2021	Mar. 27, 2020	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized				150,000,000	150,000,000	150,000,000
Interest rate		1.00%
Subsequent Event [Member]
Firm commitment			$ 60,000,000
Common stock, shares authorized	250,000,000
Reverse stock split	1 to 1.5 up to 1 to 10
Convertible notes	$ 718,000
Interest rate	7.00%
Maturity date	Oct. 31, 2022